SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of stock option transactions and the number of stock options outstanding

		Weighted average
	Number of options	exercise price per share
Outstanding January 1, 2024	3,943,032	$13.28
Granted	647,000	12.68
Expired	(421,136)	14.16
Forfeited	(46,583)	14.04
Exercised	(239,865)	10.96
Outstanding December 31, 2024	3,882,448	$13.20
Granted	1,258,250	$10.58
Expired	(63,669)	15.03
Forfeited	(51,501)	12.39
Exercised	(550,975)	5.86
Outstanding, December 31, 2025	4,474,553	$13.35
Number of options exercisable	3,463,012	$14.05

Schedule of stock option outstanding and range of exercise prices

					Weighted
			Number of	Weighted	average
Range of	Number of	Weighted average	options	average	remaining
exercise prices	options	exercise price	exercisable	exercise price	contractual life (years)
$9.16 - $10.44	1,001,593	$9.95	512,010	$10.11	4.1
$10.45 - $12.44	917,776	11.68	584,693	11.66	2.7
$12.45 - $15.24	1,195,567	13.25	1,006,692	13.35	2.7
$15.25 - $16.52	1,048,858	16.27	1,048,858	16.27	1.9
$16.53 - $20.40	310,759	19.85	310,759	19.85	1.1
	4,474,553	$13.35	3,463,012	$14.05	2.7

Schedule of weighted average assumptions used to estimate the grant date fair values

	2025	2024
Expected stock price volatility	58.05%	61.57%
Expected life of options (years)	5.0	5.0
Risk free interest rate	3.05%	2.98%
Expected dividend yield	0.00%	0.00%
Weighted average exercise price	$10.58	$12.67
Weighted average fair value per option granted	$5.55	$6.90

Schedule of share-based compensation

	2025	2024
Expensed to the statement of income and comprehensive income	$5,839,921	$5,267,839
Capitalized to exploration and evaluation assets	1,295,757	1,446,824
	$7,135,678	$6,714,663

Schedule of number and weighted average exercise price-of warrants

	Number of underlying	Weighted average exercise
	shares	price per share
Outstanding January 1, 2024	276,652	$13.20
Expired	(1,844)	13.20
Exercised	(274,808)	13.20
Outstanding December 31, 2024	—	$—
Outstanding, December 31, 2025	—	$—

Share options
SHARE CAPITAL
Schedule of RSUs issued and outstanding

		Weighted average
	Number of RSUs	grant date fair value
Outstanding January 1, 2024	—	$—
Granted	87,500	11.04
Outstanding December 31, 2024	87,500	$11.04
Granted	87,500	11.83
Exercised	(29,167)	11.04
Outstanding December 31, 2025	145,833	$11.51

Restricted share units
SHARE CAPITAL
Schedule of RSUs issued and outstanding

	2025	2024
Expensed to the statement of income and comprehensive income	$508,995	$17,306
Capitalized to exploration and evaluation assets	84,836	2,884
	$593,831	$20,190